ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting

Operations and Business

Applied Therapeutics, Inc. (the “Company”) is a clinical-stage biopharmaceutical company developing a pipeline of novel product candidates against validated molecular targets in indications of high unmet medical need. In particular, the Company is currently targeting treatments for cardiovascular disease, galactosemia and diabetic complications. The Company was incorporated in Delaware on January 20, 2016 and is headquartered in New York, New York.

On May 16, 2019, the Company completed an initial public offering (“IPO”) in which the Company issued and sold 4,000,000 shares of its common stock at a public offering price of $10.00 per share, for aggregate gross proceeds of $40.0 million. The Company received net of proceeds $34.6 million, after deducting underwriting discounts and commissions and offering costs. Prior to the completion of the IPO, the Company primarily funded its operations with proceeds from the sale of convertible preferred stock (see Note 8).

In connection with the IPO, the Company effected a 55.2486-for-1 stock split of its issued and outstanding shares of common stock and convertible preferred stock. The stock split became effective on April 26, 2019. Stockholders entitled to fractional shares as a result of the forward stock split received cash payment in lieu of receiving fractional shares. All share and per share amounts for all periods presented in the accompanying condensed financial statements and notes thereto have been retroactively adjusted, where applicable, to reflect this stock split. Shares of common stock underlying outstanding stock options and other equity instruments were proportionately increased and the respective per share value and exercise prices, if applicable, were proportionately decreased in accordance with the terms of the agreements governing such securities.

Upon the closing of the IPO on May 16, 2019, all of the then-outstanding shares of convertible preferred stock automatically converted into 7,538,671 shares of common stock on a one-for-one basis. Subsequent to the closing of the IPO, there were no shares of convertible preferred stock outstanding.

The accompanying unaudited condensed financial statements as of September 30, 2019 and for the three and nine months ended September 30, 2019 and 2018 have been prepared by the Company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and, pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) for interim financial statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. These condensed financial statements should be read in conjunction with the Company’s audited financial statements and the notes thereto for the year ended December 31, 2018 included in the Company’s final prospectus that forms a part of the Company’s Registration Statement on Form S-1 (Reg. No. 333-230838), filed with the SEC pursuant to Rule 424(b)(4) on May 14, 2019 (the “Prospectus”).

The unaudited condensed financial statements have been prepared on the same basis as the audited financial statements. In the opinion of management, the accompanying unaudited condensed financial statements contain all adjustments which are necessary for a fair presentation of the Company’s financial position as of September 30, 2019, results of operations for the three and nine months ended September 30, 2019 and 2018 and cash flows for the nine months ended September 30, 2019 and 2018. Such adjustments are of a normal and recurring nature. The results of operations for the three and nine months ended September 30, 2019 are not necessarily indicative of the results of operations that may be expected for the year ending December 31, 2019.

Liquidity

Liquidity

The Company has incurred, and expects to continue to incur, significant operating losses and negative cash flows for at least the next several years as it continues to develop its drug candidates. To date, the Company has not generated any revenue, and it does not expect to generate revenue unless and until it successfully completes development and obtains regulatory approval for one of its product candidates.

Management believes that the Company’s existing cash, together with the net proceeds from the IPO, will allow the Company to continue its operations for at least 12 months from the issuance date of these financial statements.  If the Company is unable to obtain additional funding, the Company will be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects, or the Company may be unable to continue operations. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all.

Going Concern

The Company has evaluated whether there are conditions and events considered in the aggregate that raise substantial doubt about the Company’s ability to continue as a going concern.

Through December 31, 2018, the Company has primarily funded its operations with proceeds from the sale of convertible preferred stock (see Note 6). The Company has incurred recurring losses from operations since its inception, including net losses of $4.3 million and $16.5 million for the years ended December 31, 2017 and December 31, 2018, respectively, and has used cash in operations of $3.2 million and $11.2 million for the years ended December 31, 2017 and December 31, 2018, respectively. In addition, as of December 31, 2018, the Company had an accumulated deficit of $21.3 million. The Company expects its operating losses and negative cash flows to continue into the foreseeable future as it continues to develop, manufacture, and commercialize its product candidates.

The Company is seeking to complete an initial public offering (“IPO”) of its common stock. In the event the Company does not complete an IPO, and even after the completion of an IPO, the Company expects to seek additional funding through private or public equity financings, debt financings, collaborations, or other strategic transactions. The Company may not be able to obtain funding on acceptable terms, or at all. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders.

If the Company is unable to obtain funding, the Company will be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects, or the Company may be unable to continue operations. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all.

Based on the operating losses incurred since inception, the expectation of continuing operating losses for the foreseeable future, and the need to raise additional capital to finance its operations, the Company has concluded that there is substantial doubt about its ability to continue as a going concern within one year after the date that the financial statements are issued.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Risk and Uncertainties

Risks and Uncertainties

The Company is subject to risks common to companies in the biotechnology industry, including, but not limited to, risks of failure of preclinical studies and clinical trials, the need to obtain marketing approval for any product candidate that it may identify and develop, the need to successfully commercialize and gain market acceptance of its product candidates, dependence on key personnel, protection of proprietary technology, compliance with government regulations, development by competitors of technological innovations and reliance on third‑party manufacturers.

Risks and Uncertainties

The Company is subject to risks common to companies in the biotechnology industry, including but not limited to, risks of failure of preclinical studies and clinical trials, the need to obtain marketing approval for any product candidate that it may identify and develop, the need to successfully commercialize and gain market acceptance of its product candidates, dependence on key personnel, protection of proprietary technology, compliance with government regulations, development by competitors of technological innovations and reliance on third‑party manufacturers.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Stock-Based Compensation

Stock‑Based Compensation

The Company accounts for its stock-based compensation as expense in the condensed statements of operations based on the awards' grant date fair values. The Company accounts for forfeitures as they occur by reversing any expense recognized for unvested awards.

The Company estimates the fair value of options granted using the Black-Scholes option pricing model with the exception of stock options that include service, performance and market conditions, which are valued using the Monte-Carlo simulation model. The Black-Scholes option pricing model requires inputs based on certain subjective assumptions, including (a) the expected stock price volatility, (b) the calculation of expected term of the award, (c) the risk-free interest rate and (d) expected dividends. The Company has historically been a private company and lacks company-specific historical and implied volatility information. Therefore, the Company estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The historical volatility is calculated based on a period of time commensurate with the expected term assumption. The computation of expected volatility is based on the historical volatility of a representative group of companies with similar characteristics to the Company, including stage of product development and life science industry focus. The Company uses the simplified method as allowed by the Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 107, Share-Based Payment, to calculate the expected term for options granted to employees as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The expected dividend yield is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on its common stock.  A Monte-Carlo simulation is an analytical method used to estimate fair value by performing a large number of simulations or trial runs and thereby determining a value based on the possible outcomes from these trial runs based on the specific vesting conditions.

The fair value of stock-based payments is recognized as expense over the requisite service period which is generally the vesting period, with the exception of the fair value of stock-based payments for awards that include service, performance and market conditions, which is recognized as expense over the derived service period determined using the Monte-Carlo simulation.

Stock‑Based Compensation

The Company accounts for its stock‑based compensation as expense in the statements of operations based on the awards’ grant date fair values. The Company accounts for forfeitures as they occur by reversing any expense recognized for unvested awards.

The Company estimates the fair value of options granted using the Black‑Scholes option pricing model. The Black‑Scholes option pricing model requires inputs based on certain subjective assumptions, including (a) the expected stock price volatility, (b) the calculation of expected term of the award, (c) the risk‑free interest rate and (d) expected dividends. Due to the lack of a public market for the Company’s common stock and a lack of company‑specific historical and implied volatility data, the Company has based its estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded. The historical volatility is calculated based on a period of time commensurate with the expected term assumption. The computation of expected volatility is based on the historical volatility of a representative group of companies with similar characteristics to the Company, including stage of product development and life science industry focus. The Company uses the simplified method as allowed by the Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin (“SAB”) No. 107, Share‑Based Payment, to calculate the expected term for options granted to employees as it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. The risk‑free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The expected dividend yield is assumed to be zero as the Company has never paid dividends and has no current plans to pay any dividends on its common stock.

The fair value of stock‑based payments is recognized as expense over the requisite service period which is generally the vesting period.

Deferred Offering Costs

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third-party fees that are directly associated with in-process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in the statement of stockholders’ (deficit) equity as a reduction of proceeds generated as a result of the offering. Should a planned equity financing be abandoned, the deferred offering costs would be expensed immediately as a charge to operating expenses in the statement of operations.

Upon closing the IPO in May 2019, $2.6 million in deferred offering costs were reclassified from prepaid and other current assets and recorded against the IPO proceeds reducing additional paid-in capital.  As of September 30, 2019, the Company did not have any deferred offering costs recorded in prepaid and other current assets.

Deferred Offering Costs

The Company capitalizes certain legal, professional accounting and other third‑party fees that are directly associated with in‑process equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded in the statement of convertible preferred stock and stockholders’ (deficit) equity as a reduction of proceeds generated as a result of the offering.

Should a planned equity financing be abandoned, the deferred offering costs would be expensed immediately as a charge to operating expenses in the statement of operations. The Company recorded deferred offering costs of $0.3 million as of December 31, 2018 in prepaid expenses and other current assets.

Investments

Investments

We have investments in marketable debt securities. We determine the appropriate classification of our investments at the date of purchase and reevaluate the classifications at the balance sheet date. Marketable debt securities with maturities of 12 months or less are classified as short-term. Marketable debt securities with maturities greater than 12 months are classified as long-term. The Company’s marketable securities are accounted for as available for sale (“AFS”). AFS securities are reported at fair value. Unrealized gains and losses, after applicable income taxes, are reported in accumulated other comprehensive income/(loss).

We conduct an other-than-temporary impairment (“OTTI”) analysis on a quarterly basis or more often if a potential loss-triggering event occurs. We consider factors such as the duration, severity and the reason for the decline in value, the potential recovery period and whether we intend to sell. For AFS securities, we also consider whether (i) it is more likely than not that we will be required to sell the debt securities before recovery of their amortized cost basis and

(ii) the amortized cost basis cannot be recovered as a result of credit losses.

Recently Adopted and Issued Accounting Pronouncements

Recently Adopted Accounting Pronouncements

The new accounting pronouncements recently adopted by the Company are described in the Company’s audited financial statements as of and for the year ended December 31, 2018, and the notes thereto, which are included in the Company’s Prospectus as filed with the SEC on May 14, 2019.  Except as described below, there have been no new accounting pronouncements adopted by the Company during the nine months ended September 30, 2019.

In February 2016, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842), which requires an entity to recognize assets and liabilities arising from a lease for both financing and operating leases on their balance sheet date (“ASU No. 2016-02”). ASU No. 2016-02 is effective for fiscal years beginning after December 15, 2018. In July 2018, an amendment was made that allows companies the option of using the effective date of the new standard as the initial application date (at the beginning of the period in which the new standard is adopted, rather than at the beginning of the earliest comparative period). This update includes a short-term lease exception for leases with a term of 12 months or less, in which a lessee can make an accounting policy election not to recognize the associated lease assets and lease liabilities on its balance sheet. Additionally, in March 2019, the FASB issued ASU 2019-01, Leases (Topic 842): Codification Improvements (“ASU No. 2019-01”). ASU No. 2019-01 clarifies the transition guidance related to interim disclosures provided in the year of adoption. Lessees will continue to differentiate between finance leases (previously referred to as capital leases) and operating leases, using classification criteria that are substantially similar to the previous guidance. For lessees, the recognition, measurement, and presentation of expenses and cash flows arising from a lease did not significantly change from previous U.S. GAAP. The modified retrospective method includes several optional practical expedients that entities may elect to apply, as well as transition guidance specific to nonstandard leasing transactions. The Company adopted Topic 842 on January 1, 2019 using a cumulative-effect adjustment on the effective date of the standard, for which comparative periods are presented in accordance with the previous guidance under ASC 840.

In adopting Topic 842, the Company elected to utilize the available package of practical expedients permitted under the transition guidance within the new standard, which does not require the reassessment of the following: i) whether existing or expired arrangements are or contain a lease; ii) the lease classification of existing or expired leases; and iii) whether previous initial direct costs would qualify for capitalization under the new lease standard. Additionally, the Company made an accounting policy election not to recognize assets or related lease liabilities with a lease term of twelve months or less in its condensed balance sheet.

The adoption of this standard did not have an impact on the Company’s condensed balance sheet as all of the Company’s leases are for terms that are less than 12 months. Additionally, the adoption of this standard did not have a material impact on the Company’s condensed statements of operations or condensed statement of cash flows. On August 6, 2019 the Company entered into a lease for approximately 6,579 square feet of new office space in New York City (the “Lease”). The Lease will commence upon delivery of the premise after certain improvements are made, which is anticipated to be on or about November 1, 2019 (the “Commencement Date”), for a five-year period. Under the Lease, the Company will pay monthly rent of approximately $38,000 for the first year following the Commencement Date, and such rent will increase by a nominal percentage every year following the first anniversary of the Commencement Date. The Company will also pay a real estate tax escalation, as additional rent, over a base year. Total lease obligation over the term of the lease will be approximately $2.4 million.

Recently Issued Accounting Pronouncements

The FASB issued authoritative guidance that amends guidance on reporting credit losses for assets, including available-for-sale marketable securities and any other financial assets not excluded from the scope that have the contractual right to receive cash. For available-for-sale marketable securities, credit losses should be measured in a manner similar to current generally accepted accounting standards; however, ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, will require that credit losses be presented as an allowance rather than as a write-down. We are currently in the process of evaluating the impact of this guidance on our condensed financial statements.

Recently Adopted Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014‑09, Revenue from Contracts with Customers (Topic 606) (“ASU No. 2014‑09”), which modifies how all entities recognize revenue, and consolidates into one Accounting Standards Codification (“ASC”) (ASC Topic 606, Revenue from Contracts with Customers), the current guidance found in ASC Topic 605, and various other revenue accounting standards for specialized transactions and industries. ASU No. 2014‑09 outlines a comprehensive five‑step revenue recognition model based on the principle that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In August 2015, the FASB issued ASU No. 2015‑14, Revenue from Contracts with Customers (Topic 606): Deferral of Effective Date (“ASU No. 2015‑14”), which defers the effective date of ASU No. 2014‑09 by one year. Early adoption is permitted for annual periods beginning after December 15, 2016. To date, the Company has not had any arrangements that are within the scope of ASU No. 2014‑09, or its predecessor, ASC Topic 605. The Company adopted these pronouncements on January 1, 2017, which did not have any impact on the Company’s financial statements.

In March 2016, the FASB issued ASU No. 2016‑09, Improvements to Employee Share‑Based Payment Accounting (“ASU No. 2016‑09”), which simplifies share‑based payment accounting through a variety of amendments. The Company elected to early adopt this guidance effective January 1, 2016, and has elected to account for forfeitures as incurred and therefore no forfeiture estimate is utilized in the year ended December 31, 2017. Adoption of ASU No. 2016‑09 did not have a material impact on the Company’s financial statements.

In May 2017, the FASB issued ASU No. 2017‑09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting (“ASU No. 2017‑09”), which clarifies when to account for a change to the terms or conditions of a share‑based payment award as a modification. Under the new guidance, modification accounting is required only if the fair value, the vesting conditions or the classification of the award (as equity or liability) changes as a result of the change in terms or conditions. The standard is effective for annual periods beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted. The Company adopted ASU No. 2017‑09 as of January 1, 2018, which did not have a material impact on the Company’s financial statements.

In June 2018, the FASB issued ASU No. 2018‑07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share‑Based Payment Accounting (“ASU No. 2018‑07”). These amendments expand the scope of Topic 718, Compensation—Stock Compensation, which currently only includes share‑based payments to employees, to include share‑based payments issued to nonemployees for goods or services. Consequently, the accounting for share‑based payments to nonemployees and employees will be substantially aligned. This ASU supersedes Subtopic 505‑50, Equity—Equity‑Based Payments to Non‑Employees. This standard is effective for public companies for annual periods beginning after December 15, 2018, including interim periods within those fiscal years, with early adoption permitted as long as ASU No. 2014‑09 has been adopted by the Company. The Company adopted ASU No. 2018‑07 as of January 1, 2017, which did not have a material impact on the Company’s financial statements.

Recently Issued Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016‑02, Leases (Topic 842), which requires lessees to recognize assets and liabilities for leases with lease terms greater than 12 months in the statement of financial position. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016‑02 also requires improved disclosures to help users of financial statements better understand the amount, timing and uncertainty of cash flows arising from leases. The update is effective for fiscal years beginning after December 15, 2018, including interim reporting periods within that reporting period. Early adoption is permitted. The Company is currently evaluating the impact the adoption of ASU 2016‑02 will have on its financial statements.

In August 2018, the FASB issued ASU 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. which, eliminates, modifies, and adds disclosure requirements on fair value measurements. The standard is effective for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact the adoption of ASU 2018‑13 will have on its financial statements.